SHARE-BASED PAYMENT (Additional information) (Details) - $ / shares	Dec. 23, 2022	Aug. 19, 2022	Aug. 16, 2022	Jun. 27, 2022	Jul. 12, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares				480,000	1,000,000
Warrants exercise price		$ 6.00		$ 0.10	$ 68.10
Warrant convertible into common stock ratio	1.00%
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase			1,556,667
Warrants exercise price		6.60	$ 6.60	11.00
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase			1,556,667
Warrants exercise price		$ 6.00	$ 6.00	$ 10.00
Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares				1,600,000
Warrants exercise price				$ 11.00
Each warrant exercisable				1
Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrants to purchase shares				1,600,000
Warrants exercise price				$ 10.00
Each warrant exercisable				1
Prefunded Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase				480,000
Prefunded Warrants | Series A Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase				1,600,000
Prefunded Warrants | Series B Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase				1,600,000